FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other comprehensive income	$ 12.0
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other comprehensive income	(12.0)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	3.3
Unhedged acquisitions of tangible and intangible assets	$ 6.9
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	84.90%	67.90%
Long-term debt, floating-rate debt (in percent)	15.10%	32.10%
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 11.2